Loss Per Share (Details) - Schedule of Antidilutive Shares in the Computation of Diluted Shares Outstanding - USD ($)	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Schedule of Antidilutive Shares in the Computation of Diluted Shares Outstanding [Abstract]
Convertible preferred stock				$ 7,209,555
Public Warrants	5,750,000	5,750,000	5,750,000	5,750,000
Private Placement Warrants	173,333	173,333	173,333	173,333
Seller Earn-out	5,312,098	5,312,098	5,312,098
Sponsor Earn-out Shares	2,156,250	2,156,250	2,156,250
Legacy FaZe preferred warrant				651,951
Unvested restricted stock award	1,601,218	1,649,962	1,649,962	49,426
Unvested restricted stock units	735,667		1,124,674
Stock options	16,812,734	18,863,654	18,863,654	19,912,281
Total potentially dilutive common stock equivalents	$ 32,541,300	$ 33,905,297	$ 35,029,971	$ 33,746,546